Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued expenses consist of the following:

	As of
(in thousands)	December 31, 2022	December 31, 2021
Accounts payable	$9,856	$6,566
Accrued operating expense	6,264	11,448
Accrued administrative expense	7,504	9,059
Accounts payable and accrued expenses	$23,624	$27,073